Eastern European Equity Fund
Investment Objective
The European Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees Eastern European Equity Fund		Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load)	[1]	none	2.00%
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eastern European Equity Fund		Class A Shares	Class C Shares
Management Fee		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.41%	1.41%
Total Annual Fund Operating Expenses		2.91%	3.66%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.75%	3.50%
[1]	Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2014 so that the ratio of total annual operating expenses is limited to 2.75% for the Fund's Class A Shares and to 3.50% for the Fund's Class C Shares. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eastern European Equity Fund (USD $)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	837		1,410	2,007	3,611
Class C Shares	553	[1]	1,106	1,879	3,905
[1]	If you did not redeem your shares, your cost would be $353 for the one year period.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate  141.77% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing in equity securities, (primarily common stocks but also preferred stocks and convertible securities). Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Vontobel Asset Management, Inc. (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects securities of companies that are located in, or listed on the exchanges of, European countries, as well as companies that derive at least two-thirds of their sales from such countries. The Fund normally will invest in business activities of not less than three different European countries.

Certain of the countries in which the Fund invests may be considered emerging markets. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As these stock markets develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in these developing markets.

The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

Principal Risks

The value of the Fund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk.  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk.  The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk.  The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts.   In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The following bar chart shows the Fund’s annual returns for the Class A shares of the Fund as of December 31, 2012.  The performance of the Fund’s Class C shares would have been lower than the Class A shares returns shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns European Equity Fund Class A Shares Total Return

During the periods shown, the highest quarterly return was 33.52% (quarter ended June 30, 2009) and the lowest quarterly return was -25.61% (quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2012

The table below shows how average annual total returns of the Fund’s Class A shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Class A Shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Eastern European Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class A Shares		12.95%	(0.85%)	7.04%
Class A Shares Return After Taxes on Distributions		9.96%	9.96%	1.50%	Feb. 15, 1996
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		6.65%	6.65%	1.32%	Feb. 15, 1996
Class A Shares Class A Shares - without load		12.95%	(0.85%)	7.04%	Feb. 15, 1996
Class A Shares Class A Shares - with maximum load of 5.75%		6.45%	(2.01%)	6.69%	Feb. 15, 1996
Class C Shares		12.09%	(1.73%)	12.23%	Jan. 09, 2003
MSCI Europe Index (reflects no deduction for fees, expenses, or taxes)	[1]	17.51%	17.51%	8.60%
NRI Composite-11 Index (reflects no deduction for fees, expenses, or taxes)		13.41%	13.41%	6.37%
[1]	The Fund has historically used the NRI Composite Index to measure its relative performance. Effective July 1, 2012, the Fund uses the MSCI Europe Index to measure its performance. The investment advisor to the Fund feels that the MSCI Europe Index is more reflective than the NRI Composite-11 Index of the broader securities market in which the Fund now invests.

REMS Real Estate Income 50/50 Fund
FUND SUMMARY
Investment Objective

The Fund seeks to achieve a primary objective of high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.  The Fund will pursue its income strategy though a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.  This strategy is intended to produce high relative portfolio income and longer term potential for growth in asset value.  The manager may shift the allocation up to a minimum of 25% of either common or preferred equities or a maximum of 75% in either type if in its discretion another allocation within this range would better achieve the Funds objectives.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus.

Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees REMS Real Estate Income 50/50 Fund		Institutional Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	[1]	none	5.75%
Maximum Deferred Sales Charge (Load)	[2]	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	[3]	2.00%	none
[1]	This sales charge varies depending on how much you invest in the Fund.
[2]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front?end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
[3]	A two percent (2.00%) redemption fee is charged on shares held less than ninety (90) days and is retained by the Fund to defray markets effects, taxes, and expenses created by short-term investments in the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses REMS Real Estate Income 50/50 Fund	Institutional Shares	Class A Shares
Management Fee	0.50%	0.50%
Distribution and Service (12b-1) Fees	none	0.35%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses	0.96%	1.31%
Less Fee Waiver and/or Expense Reimbursement	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	1.16%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example REMS Real Estate Income 50/50 Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	83	259	450	1,002
Class A Shares	686	922	1,177	1,903

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve a primary objective of high current income with a secondary objective of long-term capital growth.  The Fund will pursue its income strategy though a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.  This strategy is intended to produce high relative portfolio income and longer term potential for growth in asset value.  The manager may shift the allocation up to a minimum of 25% of either common or preferred equities or a maximum of 75% in either type if in its discretion another allocation within this range would better achieve the Fund’s objectives.  This strategy  often leads to investment in smaller capitalization companies (under $1B).

Under normal conditions, the Fund invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments. For purposes of the Fund's investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts ("REITs") and real estate operating companies. The Fund does not invest in real estate directly.

In selecting Fund investments, the Adviser applies a proprietary Real Estate Multi-Factor Model combined with in-depth industry and company specific research. The Adviser under normal conditions seeks to invest Fund assets in income producing securities issued by real estate companies, consisting primarily of REITs, REOCs, real estate service companies, REIT preferreds and real estate debt securities. The portfolio of securities in which the Fund invests will normally be diversified as to geographic region, property type and tenant.

The portfolio generally will consist of securities of U.S. and Canadian issuers. The real estate common equity securities generally will be of issuers considered by the Adviser to be undervalued and to have dividend yields greater than the NAREIT equity index.  In addition to attractive underlying real estate valuation, the Adviser will seek company fundamentals that may produce dividend increases over time.

The preferred REIT securities and REIT debt securities may consist of investment grade, non- investment grade and non-rated securities and will be selected based on the Adviser's fundamental research related to the issuer as well as the issuer's corporate and capital structure and the placement of the preferred or debt securities within that structure.  In investing in preferred or fixed income securities, the Adviser will seek attractive dividend yields combined with fixed charge and dividend coverage adequate to cover those obligations.

In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The amount of leverage may not exceed 33-1/3% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders. The Adviser may also purchase securities for which there is a limited liquid market or companies with limited operating histories.

Principal Risks

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market Risk.  Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

Real Estate Investment Trusts (“REITs”) Risk.  REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment  or may not qualify or may not  remain qualified as a REIT.

Investment in Smaller Companies Risk.  Small companies may have limited operating histories. There may be less trading volume in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks.

Restricted and Illiquid Securities Risk.   Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. If a security is illiquid, the Adviser may not be able to sell the security at a time when it might wish to sell, which means that the Fund could lose money.

Leverage Risk.  The Fund may use leverage in executing its investment strategy. Leverage will increase the volatility of the Fund's performance and its risk. The amount of leverage may not exceed 33-1/3% of the Fund's total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings). The amount of the Fund's borrowings, and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund. There can be no assurance that a leveraging strategy will be successful.

Stock Market Risk.  Stock prices in general rise and fall as a result of Investor’s perceptions of the market as a whole. If the stock market drops in value, the value of the Fund's portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Debt Securities Risk.  Debt Securities are issued with a specific interest rate and maturity. Once the securities are issued they are subject to credit risk, and interest rate risk. Credit risk is the chance that the issuer will fail to pay the stipulated interest payments on the security, or to pay the principal at maturity. Negative perceptions of the issuer's ability to make interest or principal payments will cause the price of the security to decline.

Interest Rate Risk.  The value of bonds and preferred equities generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the Fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. Government Securities and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

Credit Risk.  Credit risk is the risk that a security in the Fund's portfolio will decline in price or the issuer will fail to make dividend, interest or principal payments when due because the issuer of the security experiences a decline in its financial status. Real estate companies, including REITs, may be highly leveraged and financial covenants may affect the ability of REITs to operate effectively.

Non-Diversification Risk.  The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund's portfolio may have a greater impact on the Fund's net asset value than it would on a diversified fund. The Fund's share price may fluctuate more than the share price of a comparable diversified fund.

Portfolio Turnover.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to the shareholders, increasing their taxable distributions.

Investment Style Risk.  The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the Company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders.  Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted.

Performance Information

The Fund began operations on October 15, 1997 as the CSI Equity Fund (the "Predecessor Fund").  On April 4, 2011, the shareholders of the Fund approved a New Agreement between the Company, on behalf of the Fund, and the Adviser and the Fund’s investment objective and policies were changed.  Therefore performance information for the Predecessor Fund is not shown.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The following bar chart shows the Fund’s annual returns for the Institutional shares of the Fund as of December 31, 2012.  The performance of the Fund’s Class A shares would have been lower than the Institutional shares returns shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns REMS Real Estate Income 50/50 Fund Total Return Institutional Class Shares

During the period shown, the highest quarterly return was 9.11% (quarter ended March 31, 2012) and the lowest quarterly return was 2.55% (quarter ended December 31, 2012).
Average Annual Returns For Periods Ended December 31, 2012

The table below shows how average annual total returns of the Fund’s Institutional and Class A Shares compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Institutional Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns REMS Real Estate Income 50/50 Fund	1 Year	Since Inception	Inception Date
Institutional Shares	19.49%	9.38%	Apr. 04, 2011
Institutional Shares Return After Taxes on Distributions	17.11%	7.54%	Apr. 04, 2011
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	12.69%	7.04%	Apr. 04, 2011
Class A Shares	18.98%	8.94%	Apr. 04, 2011
NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)	18.06%	11.07%

REMS Real Estate Value Opportunity Fund
FUND SUMMARY
Investment Objective

The REMS Real Estate Value-Opportunity Fund (the “Fund”) seeks to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferreds and other publicly traded companies whose primary business is in the real estate industry.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	Eastern European Equity Fund Class A Shares 5/1/2013 - 5/1/2013		Eastern European Equity Fund Class C Shares 5/1/2013 - 5/1/2013		REMS Real Estate Income 50/50 Fund Institutional Shares 5/1/2013 - 5/1/2013		REMS Real Estate Income 50/50 Fund Class A Shares 5/1/2013 - 5/1/2013
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none	[1]	5.75%	[1]
Maximum Deferred Sales Charge (Load)	none	[3]	2.00%	[3]	none	[2]	none	[2]
Redemption Fee (as a % of amount redeemed, if applicable)					2.00%	[4]	none	[4]
[1]	This sales charge varies depending on how much you invest in the Fund.
[2]	If you are in a category of investors who may purchase Class A Shares of the Fund without a front?end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase.
[3]	This deferred sales charge applies to Class C Shares sold within two years of purchase.
[4]	A two percent (2.00%) redemption fee is charged on shares held less than ninety (90) days and is retained by the Fund to defray markets effects, taxes, and expenses created by short-term investments in the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses REMS Real Estate Value Opportunity Fund	Platform Shares	Institutional Shares
Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	none
Other Expenses	0.70%	0.70%
Total Annual Fund Operating Expenses	1.95%	1.70%

Real Estate Management Services Group, LLC (the “Adviser”) has contractually agreed to waive its fees and reimburse expenses indefinitely, so that the annual fund operating expenses for the Institutional Shares does not exceed 1.50% of the Institutional Class average daily net assets and 1.75% for the Class P Shares.  This limit does not include brokerage commissions, taxes, interest, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The expense limitation agreement may only be terminated by the Board of Directors of the Company (the “Board”).

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example REMS Real Estate Value Opportunity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Platform Shares	198	612	1,052	2,275
Institutional Shares	173	536	923	2,009

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its Value, Yield-Advantage strategy through investment in public real estate securities, which may include equity REITs, mortgage REITs, REIT preferreds, and other publicly traded companies whose primary business is in the real estate industry. This strategy  often leads to investment in smaller capitalization companies (under $1B).  The composition of the portfolio does not seek to mimic equity REIT indices.

Under normal conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry and other real estate related investments.  For purposes of the Fund’s investment policies, a company principally engaged in the real estate industry is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial or residential real estate or has at least 50% of its assets in such real estate businesses. These include securities issued by real estate investment trusts (“REITs”) and real estate operating companies.  The Fund does not invest in real estate directly.

In selecting Fund investments, the Adviser applies a proprietary REIT Multi-Factor Model combined with in-depth industry and company specific research. The Adviser seeks to invest Fund assets in companies that it believes are well managed, have excellent fundamentals and are undervalued in relation to other securities in the same market sector based on net asset value and capital structure.  The portfolio of securities in which the Fund invests will normally be diversified as to geographic region, property type and tenant. The Fund may hold as few as twenty long positions and the Adviser may also take short positions in REITs, real estate operating companies and other real estate securities. The long equity securities generally will be of U.S. issuers that are considered by the Adviser to be undervalued and have dividend yields that exceed the yield of the NAREIT equity index.

In executing its investment strategy, the Fund may use leverage, i.e., borrow money for investing, for the purpose of enhancing returns and meeting operating expenses and redemption requests while maintaining investment capacity. The Fund may borrow and, if so, will maintain varying levels of leverage depending on factors such as the price of the security relative to the underlying real estate and the returns of the security relative to the interest expense of the Fund. The amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings).  The Adviser is most likely to employ the use of leverage during periods when dividend yields from the Fund’s investments are in excess of the cost to borrow, and when the Advisor believes that the securities are trading at a discount to their underlying real estate value.  Notwithstanding this expectation, the Fund will not use leverage, or will use leverage to a lesser extent, if the Adviser anticipates that leveraged assets in the Fund would result in lower returns to shareholders.

The Fund may take short positions in the Fund totaling up to 30% of the Fund’s total assets.  The Advisor would be most likely to use shorting to protect accumulated unrealized gains, or to take advantage of special situations where the investment’s fundamental outlook is believed poor relative to its current valuation.  The Advisor may short either individual securities and/or index funds when appropriate.

While both leverage and shorting are permitted, neither is required to execute the Fund’s Value, Yield-Advantage investment process.

Principal Risks

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. It has been designed to provide exposure to the real estate industry and is typically used in conjunction with a variety of other investments to provide investors with a full and appropriate asset allocation. The value of your investment will go up and down, which means you could lose money when you sell your shares.

Real Estate Market and REIT Risk. Since the Fund concentrates its assets in the real estate industry, your investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

Investment in Smaller Companies Risk. The Fund may be focused on smaller companies (those   companies   with  a  market  capitalization  of less than $1  billion).  Smaller real estate company stocks can be more volatile and  speculative  than, and perform  differently  from,  larger real estate company stocks. Smaller companies tend to have limited resources,  product, and market share and are  dependent on a smaller  management  group than larger companies.  As a result, their share prices tend to fluctuate  more than those of larger  companies.  Their  shares may also trade less  frequently and in limited  volume,  making them  potentially  less  liquid.  The  prices of small  company stocks may fall regardless of trends in the broader market.

Leverage Risk.  The Fund may use leverage in executing its investment strategy.  Leverage will increase the volatility of the Fund’s performance and its risk.  The amount of leverage may not exceed 33-1/3% of the Fund’s total assets (including the amount of the borrowings but reduced by any liabilities not constituting borrowings).  The amount of the Fund’s borrowings, and the interest rates at which the Fund borrows in particular, will affect the operating results of the Fund.  There can be no assurance that a leveraging strategy will be successful.

Short Sales Risk. The Fund may engage in short sales of securities and index funds in executing its investment strategy. Short sales may not exceed 30% of the Fund’s total assets.  Short sales may occur if the Adviser determines an event is likely to have a downward impact on the market price of a company’s securities. Such practices can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio.

Stock Market Risk. Stock prices in general rise and fall as a result of investors’ perceptions of the market as a whole. If the stock market drops in value, the value of the Fund’s portfolio investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Non-Diversification Risk. The Fund is non-diversified and takes larger positions in a smaller number of issuers than a diversified fund. The change in the value of a single stock in the Fund’s portfolio may have a greater impact on the Fund’s net asset value than it would on a diversified fund. The Fund’s share price may fluctuate more than the share price of a comparable diversified fund.

Investment Style Risk.  The Fund pursues a “value style” of investing.  Value  investing  focuses  on companies  with stocks  that  appear  undervalued  in light of factors  such as the  company’s  earnings,  book  value,  revenues or cash flow.  If the Adviser’s assessment  of  a company’s   value  or prospects for  exceeding  earnings expectations or market conditions is wrong, the Fund could suffer  losses  or produce poor performance  relative to other funds.  In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Preferred Securities Risk. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the Company with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer’s financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders Also, in the event of a sale or privatization of a company, its preferred shares may be negatively impacted.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

The Fund acquired the assets and assumed the historical performance of another mutual fund (the “Predecessor Fund”) on November 25, 2005.  The performance shown in the bar chart and table for periods between that date and December 16, 2002 is the performance of the Predecessor Fund.  On December 16, 2002, the Predecessor Fund acquired the assets of an unregistered, similarly managed investment company (the “Partnership”).  Performance prior to that date is that of the Partnership.  The Partnership was not subject to the same investment and tax restrictions as the Predecessor Fund or the Fund; if it had been, the Partnership’s performance may have been lower.

The following bar chart shows the Fund’s annual returns for the Institutional shares of the Fund as of December 31, 2012.  The performance of the Fund’s Platform shares would have been lower than the Institutional shares returns shown in the bar chart because the expenses of the Classes differ.

Year-By-Year Annual Returns REMS Real Estate Value Opportunity Fund Institutional Class Shares

During the periods shown, the highest quarterly return was 34.51% (quarter ended September 30, 2009) and the lowest quarterly return was -33.64% (quarter ended December 31, 2008).
Average Annual Returns For Periods Ended December 31, 2012

The table below shows how average annual total returns of the Fund’s Institutional Class compared to those of the Fund’s benchmark.  The table also presents the impact of taxes on the Fund’s Institutional Class shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  Because the Partnership was not a regulated investment company and, therefore, did not distribute current or accumulated earnings and profits, after-tax returns are not included for the period of the Partnership’s operations (December 1, 1999 to December 16, 2002).

Average Annual Total Returns REMS Real Estate Value Opportunity Fund	1 Year	5 Years	Since Inception	Inception Date
Platform Shares	28.98%	none	18.23%	Dec. 22, 2009
Institutional Shares	29.29%	10.14%	10.90%	Dec. 16, 2002
Institutional Shares Return After Taxes on Distributions	26.31%	8.46%	8.42%	Dec. 16, 2002
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	17.99%	7.64%	8.16%	Dec. 16, 2002
Institutional Shares Since Inception of the Partnership	29.29%	10.14%	12.43%	Dec. 01, 1999
NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)(since inception date 12/16/12)	18.06%	5.45%	11.61%
NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)(since inception date 12/1/1999)	18.06%	5.45%	12.44%